Basis of preparation	12 Months Ended
Dec. 31, 2019
Basis Of Preparation
Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS.

The financial statements comply with IFRS as issued by the International Accounting Standards Board (IASB).

The financial statements have been prepared on a historical cost basis except for share-based payments which are measured at fair value.

These financial statements are consolidated financial statements for the Group consisting of InflaRx N.V. and its subsidiaries. The financial statements are presented in euro (€). USD ($) is also the functional currency of InflaRx N.V. since January 2019. The functional currency of InflaRx N.V. has changed to U.S. Dollars from €, as most of the income and expenses of InflaRx N.V. occur in U.S. Dollar. The presentation currency of the Group did not change and continues to be €, as the functional currency of the largest operating company InflaRx GmbH continues to be the €. The functional currency of InflaRx Pharmaceutical Inc is USD.

All financial information presented in Euro has been rounded to the nearest Euro. Accordingly, numerical figures shown as totals in some tables may not be an arithmetic aggregation of the figures that precede them or may deviate from other tables by one euro at a maximum.

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and could affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is obtained by the Group. They are deconsolidated from the date control ceases. The acquisition method of accounting is used to account for business combinations by the Group. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the accounting policies adopted by the Group